DERIVATIVE FINANCIAL INSTRUMENTS (Details 1)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Volatility range		0.00%
Dividend yield	0.00%	0.00%
Risk free rate range		0.00%
Bottom [Member]
Volatility range	3.61%
Risk free rate range	136.49%
Expected life range (in years)	6 months
Top [Member]
Volatility range	181.94%
Risk free rate range	3.98%
Expected life range (in years)	6 months 3 days